Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Unaudited Condensed Consolidated Balance Sheets - Operating Lease [Member]	Mar. 31, 2023 USD ($)
Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Unaudited Condensed Consolidated Balance Sheets [Line Items]
Operating lease right-of-use assets, net	$ 1,549,527
Operating lease liabilities - current	443,301
Operating lease liabilities - non-current	1,143,579
Total operating lease liabilities	$ 1,586,880